Document and Entity Information	6 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	BIOVIE INC.
Entity Central Index Key	0001580149
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false